February 25, 2011
VIA EDGAR
Securities and Exchange Commission
Washington, D.C. 20549

Re:	Bank of America Corporation: Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2010 (Commission File Number 1-6523)
Ladies and Gentlemen:
On behalf of Bank of America Corporation (“the Corporation”), I am transmitting via EDGAR the Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2010 (the “Form 10-K”). The financial statements incorporated in the Form 10-K reflect the impact of the adoption of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2010-11, Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives, effective as of July 1, 2010, ASU No. 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, effective as of January 1, 2010, ASU 2009-16, Transfers and Servicing (Topic 860):Accounting for Transfers of Financial Assets, effective as of January 1, 2010; and ASU 2010-18, Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That is Accounted for as a Single Asset, a consensus of the FASB Emerging Issues Task Force, effective as of January 1, 2010. The financial statements do not reflect a change from the preceding year in any other accounting principles or practices, or in the method of applying any such principles or practices.
Should you have any questions on this filing, please do not hesitate to call the undersigned at 980.388.7449.
Very truly yours,
/s/ David B. Rich III
David B. Rich III
Associate General Counsel